UNDISCOVERED MANAGERS FUNDS

270 Park Avenue

New York, New York 10017

December 30, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Filing Desk

Re:	Undiscovered Managers Funds (the “Trust”) on behalf of the

Undiscovered Managers Behavioral Value Fund and the

JPMorgan Realty Income Fund (the “Funds”)

File Nos. 811-08437 and 333-37711

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statement of additional information for the Funds do not differ from those contained in Post-Effective Amendment No. 44 (Amendment No. 45 under the 1940 Act) filed electronically on December 19, 2014.

If you have any questions or comments, please call the undersigned at (212) 648-0919

Sincerely,

/s/ Carmine Lekstutis
Carmine Lekstutis
Assistant Secretary